Right-of-Use Assets and Lease Liabilities - Schedule of Undiscounted Future Minimum Lease Payment (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Undiscounted Future Minimum Lease Payment [Abstract]
2026	$ 10,502,899	$ 1,349,415
2027	9,733,729	1,250,591
2028	899,214	115,531
2029	36,720	4,718
Total minimum lease payments	21,172,562	2,720,255
Less: imputed interest component	(663,802)	(85,285)
Lease liabilities recognized in the consolidated balance sheets	$ 20,508,760	$ 2,634,970	$ 6,476,145